Derivative Instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

6. DERIVATIVE INSTRUMENTS

The Fund enters into derivative instruments from time to time to help mitigate its foreign currency and interest rate risk exposures.

Foreign Currency Forward Contracts

Certain information related to the Fund’s foreign currency forward derivative instruments as of December 31, 2024 and 2023 is presented below.

	As of December 31, 2024
Derivative Instrument	Notional Amount		Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Foreign currency forward contract	NOK	910,877	$307,682	$(305,484)	Other Assets
Foreign currency forward contract		€101,075	104,738	(103,498)	Other Assets
Foreign currency forward contract		£70,493	89,788	(88,011)	Other Assets
Foreign currency forward contract		€65,111	69,497	(68,083)	Other Assets
Foreign currency forward contract	CAD	33,593	25,013	(24,034)	Other Assets
Foreign currency forward contract	CAD	30,622	21,367	(21,334)	Other Assets
Foreign currency forward contract		£28,842	36,242	(36,023)	Other Assets
Foreign currency forward contract	NOK	27,017	2,502	(2,374)	Other Assets
Foreign currency forward contract	AUD	9,518	6,165	(5,917)	Other Assets
Foreign currency forward contract	AUD	4,057	2,684	(2,520)	Other Assets
Foreign currency forward contract	NZD	2,520	1,543	(1,437)	Other Assets
Total			$667,221	$(658,715)

	As of December 31, 2023
			Gross Amount	Gross Amount
	Notional		of Recognized	of Recognized	Balance Sheet
Derivative Instrument	Amount		Assets	Liabilities	Location of Net Amounts
Foreign currency forward contract		£12,732	$15,697	$(15,697)	Accounts payable and other liabilities
Foreign currency forward contract	AUD	9,518	6,165	(6,165)	Accounts payable and other liabilities
Foreign currency forward contract		€7,826	8,380	(8,380)	Accounts payable and other liabilities
Foreign currency forward contract	CAD	1,391	1,017	(1,017)	Accounts payable and other liabilities
Total			$31,259	$(31,259)

As of December 31, 2024, the counterparties to each of the Fund’s foreign currency forward contracts were Canadian Imperial Bank of Commerce and Wells Fargo Bank, N.A. As of December 31, 2023, the counterparty to all of the Fund’s foreign currency forward contracts was Wells Fargo Bank, N.A.

Net realized and unrealized gains and losses on derivative instruments not designated as a qualifying hedge accounting relationship recognized by the Fund for the years ended December 31, 2024 and 2023 are in the following locations in the consolidated statement of operations:

		For the Years Ended December 31,
Derivative Instrument	Statement Location	2024	2023
Foreign currency forward contract	Net realized gains (losses) on foreign currency transactions	$358	$—
Foreign currency forward contract	Net unrealized gains (losses) on foreign currency transactions	$9,745	$(598)

Interest Rate Swaps

In connection with the Unsecured Notes, the Fund has entered into interest rate swaps to more closely align the interest rates of such liabilities with the Fund’s investment portfolio, which consists primarily of floating rate loans. Under the interest rate swaps, the Fund receives a fixed interest rate and pays a floating interest rate of one-month SOFR plus an applicable spread, as disclosed below. The Fund designated these interest rate swaps and the Unsecured Notes as qualifying fair value hedge accounting relationships. As of December 31, 2024, the counterparty to all of the Fund’s interest rate swaps was Wells Fargo Bank, N.A. Certain information related to the Fund’s interest rate swaps as of December 31, 2024 is presented below.

Description	Hedged Item	Fund Receives	Fund Pays	Maturity Date	Notional Amount
Interest rate swap	March 2028 Notes	5.700%	SOFR +1.649%	March 15, 2028	$1,000,000
Interest rate swap	August 2029 Notes	6.350%	SOFR +2.208%	August 15, 2029	$700,000
Interest rate swap	February 2030 Notes	5.600%	SOFR +2.302%	February 15, 2030	$750,000

See Note 5 for more information on the Unsecured Notes. See Note 13 for a subsequent event relating to an additional interest rate swap in connection with an additional issuance of unsecured notes.

As a result of the Fund’s designation of the interest rate swaps as hedging instruments in qualifying fair value hedge accounting relationships, the Fund is required to fair value the hedging instruments and the related hedged items, with the changes in the fair value of each being recorded in interest expense. The net loss related to the fair value hedges was approximately $278 for the year ended December 31, 2024, which is included in “interest and credit facility fees” in the Fund’s consolidated statement of operations. The balance sheet impact of fair valuing the interest rate swaps as of December 31, 2024 is presented below:

	As of December 31, 2024
Derivative Instrument	Notional Amount	Maturity Date	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Interest rate swap(1)	$1,000,000	March 15, 2028	$—	$(1,505)	Accounts payable and other liabilities
Interest rate swap(2)	$700,000	August 15, 2029	926	—	Other assets
Interest rate swap(3)	$750,000	February 15, 2030	—	(28,019)	Accounts payable and other liabilities
Total			$926	$(29,524)
(1)	The liability related to the fair value of the interest rate swaps was offset by a $1,532 decrease to the carrying value of the March 2028 Notes.
(2)	The asset related to the fair value of the interest rate swap was offset by a $960 increase to the carrying value of the August 2029 Notes.
(3)	The liability related to the fair value of the interest rate swaps was offset by a $27,748 decrease to the carrying value of the February 2030 Notes.